Templeton Emerging Markets Fund
Statement of Investments, May 31, 2019 (unaudited)
		Industry	Shares	Value
	Common Stocks 92.5%
	Argentina 0.2%
	BBVA Argentina SA, ADR	Banks	50,300	$450,688
	Brazil 2.8%
[a]	B2W Cia Digital	Internet & Direct Marketing Retail	104,800	838,721
	B3 SA - Brasil Bolsa Balcao	Capital Markets	275,600	2,568,801
	Lojas Americanas SA	Multiline Retail	395,760	1,301,212
	M. Dias Branco SA	Food Products	109,200	1,076,831
	Mahle-Metal Leve SA	Auto Components	104,000	601,443
	Totvs SA	Software	94,300	949,369
				7,336,377
	Cambodia 0.3%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	730,000	835,302
	China 23.2%
[a]	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	80,756	12,053,640
	BAIC Motor Corp. Ltd., H	Automobiles	360,000	222,727
[a]	Baidu Inc., ADR	Interactive Media & Services	15,910	1,750,100
	Brilliance China Automotive Holdings Ltd.	Automobiles	8,445,100	8,596,783
	China Construction Bank Corp., H	Banks	5,658,400	4,475,212
	China Merchants Bank Co. Ltd., A	Banks	289,000	1,431,816
	China Mobile Ltd.	Wireless Telecommunication Services	360,500	3,147,799
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	2,153,100	1,433,715
	China Resources Cement Holdings Ltd.	Construction Materials	2,481,900	2,152,888
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	1,885,000	3,073,056
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	338,388	328,926
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	89,100	681,615
	Health & Happiness H&H International Holdings Ltd.	Food Products	290,600	1,586,601
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	426,000	657,542
	NetEase Inc., ADR	Entertainment	6,422	1,596,573
	Ping An Bank Co. Ltd., A	Banks	1,853,200	3,268,932
	Ping An Insurance (Group) Co. of China Ltd., A	Insurance	234,715	2,685,371
	Sands China Ltd.	Hotels, Restaurants & Leisure	250,000	1,132,131
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	206,400	1,760,108
	Tencent Holdings Ltd.	Interactive Media & Services	178,400	7,418,920
	Uni-President China Holdings Ltd.	Food Products	1,814,900	1,928,528
	Weifu High-Technology Co. Ltd., B	Auto Components	294,712	548,130
				61,931,113
	Czech Republic 0.3%
	Moneta Money Bank AS	Banks	243,000	793,156
	Hungary 0.9%
	Richter Gedeon Nyrt	Pharmaceuticals	137,430	2,470,217
	India 8.5%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	44,778	2,250,098
	Coal India Ltd.	Oil, Gas & Consumable Fuels	271,120	987,768
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	246,607	1,932,842
	ICICI Bank Ltd.	Banks	1,757,254	10,700,611
	Infosys Ltd.	IT Services	268,602	2,847,961
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	35,410	676,927
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Tata Chemicals Ltd.	Chemicals	151,500	$1,374,126
	Tata Investment Corp. Ltd.	Capital Markets	122,221	1,560,961
[a]	Tata Motors Ltd., A	Automobiles	327,768	395,460
				22,726,754
	Indonesia 1.5%
	Astra International Tbk PT	Automobiles	7,340,500	3,830,944
	Kenya 0.3%
	Equity Group Holdings PLC	Banks	1,946,807	746,997
	Mexico 2.4%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	Banks	791,217	5,791,709
	Nemak SAB de CV	Auto Components	1,413,400	654,055
				6,445,764
	Nigeria 0.0%†
	Nigerian Breweries PLC	Beverages	132,031	21,118
	Pakistan 0.6%
	MCB Bank Ltd.	Banks	1,343,910	1,610,442
	Peru 1.2%
	Compania de Minas Buenaventura SA, ADR	Metals & Mining	111,137	1,685,949
	Intercorp Financial Services Inc.	Banks	34,920	1,531,591
				3,217,540
	Philippines 0.3%
	BDO Unibank Inc.	Banks	260,750	690,132
	Russia 8.9%
	Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	556,944	3,659,122
	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	85,666	6,901,253
[a,b]	Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	99,578	2,276,353
	MMC Norilsk Nickel PJSC, ADR	Metals & Mining	33,900	707,832
	Sberbank of Russia PJSC, ADR	Banks	437,637	6,323,855
[a]	Yandex NV, A	Interactive Media & Services	109,621	3,937,586
				23,806,001
	South Africa 7.0%
	Massmart Holdings Ltd.	Food & Staples Retailing	477,943	2,209,191
[a]	MultiChoice Group Ltd.	Media	79,231	662,801
	Naspers Ltd., N	Internet & Direct Marketing Retail	69,861	15,705,312
				18,577,304
	South Korea 15.0%
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	40,950	2,687,370
	Hankook Tire & Technology Co. Ltd.	Auto Components	17,600	518,274
	Hanon Systems	Auto Components	84,734	826,979
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	51,154	1,844,205
	Hite Jinro Co. Ltd.	Beverages	33,820	569,092
	Interpark Holdings Corp.	Internet & Direct Marketing Retail	110,746	216,636
	KT Skylife Co. Ltd.	Media	59,360	516,908
	LG Corp.	Industrial Conglomerates	80,395	4,958,061
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Templeton Emerging Markets Fund
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Naver Corp.	Interactive Media & Services	48,988	$4,595,613
	POSCO	Metals & Mining	10,978	2,193,642
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	512,281	18,317,916
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	34,540	1,897,643
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	6,530	906,517
				40,048,856
	Taiwan 9.2%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	212,000	1,290,552
	CTBC Financial Holding Co. Ltd.	Banks	2,387,000	1,585,531
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	1,173,700	468,630
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	782,112	1,832,532
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	6,400	764,997
[a]	PChome Online Inc.	Internet & Direct Marketing Retail	400,282	1,535,641
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,291,400	17,109,217
				24,587,100
	Thailand 3.2%
	Kasikornbank PCL, fgn.	Banks	583,800	3,471,143
	Kiatnakin Bank PCL, fgn.	Banks	893,200	1,862,308
	PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	95,247	379,055
	Siam Commercial Bank PCL, fgn.	Banks	283,000	1,162,153
	Thai Beverage PCL, fgn.	Beverages	2,347,000	1,383,754
	Univanich Palm Oil PCL, fgn.	Food Products	1,662,600	287,337
				8,545,750
	United Kingdom 3.4%
	Unilever PLC	Personal Products	148,923	9,100,062
	United States 3.3%
	Cognizant Technology Solutions Corp., A	IT Services	104,686	6,483,204
[a]	IMAX Corp.	Entertainment	108,700	2,365,312
				8,848,516
	Total Common Stocks (Cost $183,835,452)			246,620,133
	Preferred Stocks 5.7%
	Brazil 5.7%
[c]	Banco Bradesco SA, 3.21%, ADR, pfd.	Banks	718,640	6,726,471
[c]	Itau Unibanco Holding SA, 8.037%, ADR, pfd.	Banks	695,797	6,192,593
[c]	Petroleo Brasileiro SA, 0.655%, ADR, pfd.	Oil, Gas & Consumable Fuels	167,100	2,168,958
	Total Preferred Stocks (Cost $8,775,286)			15,088,022
	Total Investments before Short Term Investments (Cost $192,610,738)			261,708,155
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Templeton Emerging Markets Fund
Statement of Investments (unaudited)
		Shares	Value
	Short Term Investments (Cost $14,505,308) 5.4%
	Money Market Funds 5.4%
	United States 5.4%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 2.08%	14,505,308	$14,505,308
	Total Investments (Cost $207,116,046) 103.6%		276,213,463
	Credit Facility (3.8)%		(10,000,000)
	Other Assets, less Liabilities 0.2%		363,927
	Net Assets 100.0%		$266,577,390

See Abbreviations on page 7.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2019, the value of this security was $2,276,353, representing 0.9% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]See Note 4 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
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Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At May 31, 2019, the Fund had 8.9% of its net assets invested in Russia.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	8,367,054	51,727,632	(45,589,378)	14,505,308	$14,505,308	$211,097	$ —	$ —
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
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Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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